Note J - Commitments and Contingent Liabilities (Details)	Mar. 22, 2007	Sep. 07, 2000	Dec. 31, 2013 Minimum [Member] Fixed Rate Commitments [Member]	Dec. 31, 2013 Maximum [Member] Fixed Rate Commitments [Member]
Note J - Commitments and Contingent Liabilities (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.58%	10.60%	3.50%	5.63%